BBH Income Fund

Portfolio of Investments
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (19.7%)
$3,630,369	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/29/30	3.199%	$3,572,311
2,164,007	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	2,042,487
2,630,000	Adams Outdoor Advertising LP 2023-1[1]	07/15/53	6.967	2,699,100
3,250,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	3,291,176
4,320,000	Alp CFO LP 2024-1A1,2	10/15/36	7.371	4,272,912
4,320,000	Alp CFO LP 2024-1A1,2	10/15/36	10.036	4,267,728
1,480,000	Ares PBN Finance Co. LLC[1,2]	10/15/36	6.000	1,315,720
5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490	5,291,186
75,806	BHG Securitization Trust 2022-A1	02/20/35	1.710	75,700
4,165,000	BHG Securitization Trust 2023-A1	04/17/36	6.350	4,209,842
4,319,759	Business Jet Securities LLC 2024-1A1	05/15/39	6.197	4,391,165
5,652,500	Capital Automotive REIT 2024-2A1	05/15/54	5.250	5,577,177
3,392,500	CARS-DB7 LP 2023-1A1	09/15/53	6.500	3,438,735
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	999,021
2,374,427	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,375,951
8,990,000	Cogent Ipv4 LLC 2024-1A1	05/25/54	7.924	9,292,875
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,412,066
5,860,000	Credit Acceptance Auto Loan Trust 2024-3A1	11/15/34	4.850	5,778,988
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	3,028,746
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,728,558
4,630,000	Dryden 115 CLO, Ltd. 2024-115A (3-Month CME Term SOFR + 2.000%) (Jersey)[1,3]	04/18/37	6.293	4,667,609
4,456,875	Edgeconnex Data Centers Issuer LLC 2024-1[1]	07/27/54	6.000	4,419,745
252,130	Elm Trust 2020-3A1	08/20/29	2.954	247,850
840,091	Elm Trust 2020-4A1	10/20/29	2.286	824,403
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,245,703
402,224	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	377,085
3,340,000	Ford Credit Auto Owner Trust 2024-1[1]	08/15/36	4.870	3,357,497
940,433	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	887,086
892,842	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	844,014

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$3,004,586	Golub Capital Partners ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/20/29	2.773%	$2,960,427
8,300,000	Hertz Vehicle Financing III LLC 2024-2A1	01/27/31	5.480	8,374,688
2,980,000	HPEFS Equipment Trust 2023-1A1	04/20/28	5.730	2,995,682
8,540,000	LCM Ltd. 42A (3-Month CME Term SOFR + 1.800%) (Cayman Islands)[1,3]	01/15/38	6.214	8,569,157
2,540,000	Lendmark Funding Trust 2023-1A1	05/20/33	5.590	2,550,359
421,762	LIAS Administration Fee Issuer LLC 2018-1A1	07/25/48	5.956	396,313
4,340,000	Madison Park Funding LXVII, Ltd. 2024-67A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,3]	04/25/37	6.350	4,375,443
3,060,000	Madison Park Funding XLVII, Ltd. 2020-47A (3-Month CME Term SOFR + 1.950%) (Cayman Islands)[1,3]	04/19/37	6.243	3,085,075
2,690,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.330	2,679,504
1,735,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.730	1,718,378
1,840,000	MCF CLO 10, Ltd. 2023-1A (3-Month CME Term SOFR + 4.200%)[1,3]	04/15/35	8.502	1,852,448
856,102	Monroe Capital ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/22/31	2.815	838,288
1,657,033	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,576,815
4,870,000	Monroe Capital Mml CLO XVI Ltd. 2024-1A (3-Month CME Term SOFR + 2.100%) (Jersey)[1,3]	07/23/36	6.390	4,885,980
2,465,000	Navistar Financial Dealer Note Master Owner Trust II 2023-1[1]	08/25/28	6.180	2,483,965
2,625,420	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.322%) (Cayman Islands)[1,3]	04/16/33	5.629	2,631,417

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$2,709,669	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate-0.500%)[1,3]	07/25/50	7.000%	$2,739,657
3,550,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	3,541,672
5,440,000	NextGear Floorplan Master Owner Trust 2023-1A1	03/15/28	5.740	5,507,690
1,660,000	NFAS2 LLC 2022-1[1]	09/15/28	6.860	1,667,522
5,450,000	Niagara Park CLO Ltd. 2019-1A (3-Month CME Term SOFR + 1.340%) (Cayman Islands)[1,3]	01/17/38	5.895	5,476,489
4,500,000	Octagon 71, Ltd. 2024-1A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,3]	04/18/37	6.343	4,538,121
4,600,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	4,525,969
2,930,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,914,161
6,610,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	6.170	6,775,670
4,663,441	Oportun Issuance Trust 2021-C1	10/08/31	2.180	4,547,655
484,734	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	482,678
2,320,000	PennantPark CLO VII LLC 2023- 7A (3-Month CME Term SOFR + 4.050%)[1,3]	07/20/35	8.343	2,351,887
10,130,000	PFS Financing Corp. 2024-F1	08/15/29	4.750	10,117,442
169,432	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate-0.500%)[1,3]	12/27/44	7.000	169,101
5,150,000	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	5,090,227
5,510,000	Regional Management Issuance Trust 2024-1[1]	07/15/36	5.830	5,623,433
7,830,000	Republic Finance Issuance Trust 2024-A1	08/20/32	5.910	7,912,590
5,240,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	5,144,114
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,123,863
1,795,000	Sabey Data Center Issuer LLC 2023-1[1]	04/20/48	6.250	1,812,796

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$2,240,000	Santander Drive Auto Receivables Trust 2023-5	02/18/31	6.430%	$2,324,954
6,250,000	Sotheby's Artfi Master Trust 2024-1A1	12/22/31	6.430	6,331,305
2,235,089	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%) (Cayman Islands)[1,3]	07/20/32	5.615	2,240,444
1,150,000	Stack Infrastructure Issuer LLC 2023-1A1	03/25/48	5.900	1,160,549
3,520,000	Stack Infrastructure Issuer LLC 2023-3A1	10/25/48	5.900	3,551,610
989,475	Textainer Marine Containers VII, Ltd. 2020-1A (China)[1]	08/21/45	2.730	944,043
4,282,181	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,120,278
2,620,000	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	2,625,619
4,480,000	Trafigura Securitisation Finance, Plc. 2024-1A (Ireland)[1]	11/15/27	5.980	4,531,835
3,350,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	3,398,246
4,679,683	VC 3 LS LP 2021-B1,2	10/15/41	4.750	3,802,710
932,526	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	888,617
4,830,000	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	4,902,077
1,986,106	Willis Engine Structured Trust VII 2023-A1	10/15/48	8.000	2,063,416
5,530,000	Zayo Issuer LLC 2025-1A1	03/20/55	5.648	5,530,000
	Total Asset Backed Securities (Cost $273,744,194)			274,384,815

	Commercial Mortgage Backed Securities (6.8%)
4,750,000	Atrium Hotel Portfolio Trust 2024-ATRM[1,3,4]	11/10/29	6.090	4,738,159
6,930,000	BAHA Trust 2024-MAR[1,3,4]	12/10/41	7.069	7,189,422
2,818,071	BFLD Mortgage Trust 2024- WRHS (1-Month CME Term SOFR + 1.492%)[1,3]	08/15/26	5.798	2,821,594
1,390,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 2.697%)[1,3]	04/15/37	7.003	1,394,344

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$4,387,500	BX 2024-PALM (1-Month CME Term SOFR + 1.541%)[1,3]	06/15/37	5.847%	$4,390,242
4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,3]	06/15/27	8.195	4,769,625
5,850,000	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.892%)[1,3]	11/15/41	6.198	5,875,594
398,301	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%) (Cayman Islands)[1,3]	02/15/38	5.316	394,321
1,250,000	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 2.664%) (Cayman Islands)[1,3]	11/15/37	6.966	1,131,442
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,3]	11/15/31	8.421	562,099
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,3,4]	07/10/28	6.360	2,950,719
4,590,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	6.891	4,788,689
2,460,000	DC Commercial Mortgage Trust 2023-DC1	09/12/40	6.804	2,543,807
7,330,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.750%)[1,3]	03/15/34	6.056	7,334,581
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1,2,5]	11/25/60	0.000	4,291,898
26,240,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	11/25/60	0.100	112,005
126,858,553	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	11/25/60	0.100	521,985
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates K753[3,4]	12/25/30	5.037	1,773,014
4,965,000	FREMF Mortgage Trust 2024-K516[1,3,4]	01/25/29	5.925	4,303,443
4,675,000	FREMF Mortgage Trust 2024-K522[1,3,4]	05/25/29	5.601	4,114,898

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$6,570,000	FREMF Mortgage Trust 2024- K757[1,5]	10/25/61	0.000%	$3,539,009
25,440,000	FREMF Mortgage Trust 2024- K757[1]	10/25/61	0.100	123,135
105,880,000	FREMF Mortgage Trust 2024- K757[1]	10/25/61	0.100	497,435
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.447	924,894
3,150,000	INTOWN Mortgage Trust 2022-STAY (1-Month CME Term SOFR + 4.134%)[1,3]	08/15/39	8.440	3,173,625
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	4.133	180,097
5,240,000	MED Commercial Mortgage Trust 2024-MOB (1-Month CME Term SOFR + 1.592%)[1,3]	05/15/41	5.898	5,240,271
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	6.206	5,852,675
1,512,619	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month CME Term SOFR + 1.314%)[1,3]	11/25/36	5.625	1,512,220
2,700,000	SCOTT Trust 2023-SFS[1]	03/10/40	5.910	2,751,338
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	6.956	2,221,819
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	7.806	1,282,195
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.714%) (Cayman Islands)[1,3]	07/15/38	6.021	887,857
	Total Commercial Mortgage Backed Securities
	(Cost $93,692,324)			94,188,451

	Corporate Bonds (35.9%)
	Aerospace/Defense (0.1%)
2,220,000	BAE Systems, Plc. (United Kingdom)[1]	04/15/30	3.400	2,053,429

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Agriculture (0.5%)
$5,480,000	Bunge Ltd. Finance Corp.	09/17/29	4.200%	$5,317,531
1,890,000	Cargill, Inc.[1]	10/11/32	5.125	1,883,155
				7,200,686
	Auto Manufacturers (0.9%)
3,930,000	Ford Motor Credit Co. LLC	11/05/26	5.125	3,924,850
4,830,000	Hyundai Capital America[1]	06/24/27	5.275	4,877,450
3,835,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	3,808,246
				12,610,546
	Banks (7.2%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%) (New Zealand)[1,3]	06/17/32	5.284	2,786,938
4,600,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[3]	03/14/28	5.552	4,646,869
1,635,000	Bank Leumi Le-Israel BM (Israel)[1]	07/27/27	5.125	1,622,257
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,6]		4.375	5,734,078
3,035,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	3,041,825
3,095,000	Bank of Nova Scotia (Canada)	03/11/27	2.951	2,990,393
3,485,000	Canadian Imperial Bank of Commerce (Canada)	10/03/28	5.986	3,609,764
2,665,000	Comerica Bank	07/27/25	4.000	2,651,604
2,920,000	Comerica Bank (SOFR + 2.610%)[3]	08/25/33	5.332	2,784,049
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[3]	10/27/28	6.361	6,457,738
165,000	Fifth Third Bancorp (SOFR + 2.127%)[3]	07/28/30	4.772	162,301
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%) (United Kingdom)[3]	11/03/28	7.390	2,266,288
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%) (United Kingdom)[3]	06/04/31	2.848	1,008,188
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%) (United Kingdom)[3]	03/09/34	6.254	3,430,696
6,256,000	Huntington Bancshares, Inc.(SOFR + 1.970%)[3]	08/04/28	4.443	6,186,795
3,720,000	JPMorgan Chase & Co. (SOFR + 0.930%)[3]	07/22/28	4.979	3,735,160

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,160,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.700%) (United Kingdom)[3]	03/06/29	5.871%	$2,210,368
2,025,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 3.750%) (United Kingdom)[3]	11/15/33	7.953	2,283,786
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	1,973,824
2,055,000	Morgan Stanley (SOFR + 2.560%)[3]	10/18/33	6.342	2,182,887
2,445,000	NatWest Group, Plc (1-Year CMT Index + 2.850%) (United Kingdom)[3]	11/10/26	7.472	2,492,595
5,175,000	NatWest Group, Plc (SOFR + 1.300%) (United Kingdom)[3]	11/15/28	5.782	5,237,255
1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%) (United Kingdom)[3]	03/02/34	6.016	1,829,160
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[3]	03/09/29	6.499	2,439,248
3,070,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	3,112,125
1,620,000	Truist Financial Corp. (SOFR + 2.446%)[3]	10/30/29	7.161	1,734,452
4,445,000	Truist Financial Corp. (SOFR + 1.620%)[3]	01/24/30	5.435	4,495,215
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%) (Switzerland)[1,3]	05/12/28	4.751	1,518,679
4,025,000	UBS Group AG (1-Year CMT Index + 2.200%) (Switzerland)[1,3]	01/12/34	5.959	4,148,205
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,6]		3.700	5,783,312
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,237,086
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,101,321
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,664,711
				99,559,172

	Beverages (0.2%)
3,170,000	Keurig Dr Pepper, Inc.	03/15/29	5.050	3,183,660

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Commercial Services (0.3%)
$3,670,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.[1]	01/15/30	8.250%	$3,790,398

	Diversified Financial Services (3.1%)
2,338,000	Acadian Asset Management, Inc.	07/27/26	4.800	2,305,420
4,365,000	Ally Financial, Inc. (SOFR + 2.820%)[3]	01/03/30	6.848	4,563,607
1,265,000	American Express Co.	03/04/27	2.550	1,213,901
1,250,000	American Express Co. (SOFR + 2.255%)[3]	05/26/33	4.989	1,221,452
925,000	Avolon Holdings Funding, Ltd. (Ireland)[1]	01/15/26	5.500	929,199
5,705,000	Bread Financial Holdings, Inc.[1]	03/15/29	9.750	6,151,804
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,289,812
1,630,000	Capital One Financial Corp. (SOFR + 3.070%)[3]	10/30/31	7.624	1,803,911
4,125,000	Credit Acceptance Corp.[1]	12/15/28	9.250	4,395,435
2,655,000	Credit Opportunities Partners JV LLC	04/01/26	4.250	2,602,707
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,427,762
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,109,615
7,300,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375	7,256,784
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	4,080,846
				43,352,255
	Electric (1.4%)
4,160,000	Alexander Funding Trust II1	07/31/28	7.467	4,405,026
5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,6]		5.375	4,664,656
3,375,000	Florida Power & Light Co.	05/15/33	4.800	3,287,838
3,500,000	Oncor Electric Delivery Co. LLC	05/15/28	4.300	3,459,279
4,420,000	Southern California Edison Co.	09/06/26	4.400	4,355,101
				20,171,900
	Energy-Alternate Sources (1.0%)
10,055,000	NextEra Energy Partners LP1,5	11/15/25	0.000	9,542,195
4,500,000	NextEra Energy Partners LP1	06/15/26	2.500	4,258,473
				13,800,668

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Food (0.3%)
$4,765,000	Nestle Capital Corp.[1]	03/12/31	4.750%	$4,761,936

	Gas (0.3%)
4,650,000	Southern California Gas Co.	09/01/34	5.050	4,533,065

	Healthcare-Services (0.4%)
1,080,000	Providence St Joseph Health Obligated Group	10/01/33	5.403	1,081,945
4,210,000	Roche Holdings, Inc.[1]	03/08/31	4.909	4,218,304
				5,300,249
	Insurance (10.0%)
4,175,000	Aegon, Ltd. (6-Month CME Term SOFR+ 3.540%) (Netherlands)[3]	04/11/48	5.500	4,134,528
2,940,000	American Coastal Insurance Corp.	12/15/27	7.250	2,848,125
2,355,000	American National Global Funding[1]	01/28/30	5.550	2,365,502
1,852,000	American National Group, Inc.	10/01/29	5.750	1,855,506
2,880,000	Ascot Group, Ltd. (Bermuda)[1]	12/15/30	4.250	2,497,490
4,360,000	Athene Global Funding[1]	01/09/29	5.583	4,406,869
4,040,000	Athene Global Funding[1]	10/08/29	4.721	3,933,222
1,910,000	Athene Holding, Ltd.	02/01/33	6.650	2,015,701
5,715,000	AXIS Specialty Finance LLC (5- Year CMT Index + 3.186%)[3]	01/15/40	4.900	5,338,060
2,920,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[3]	12/15/52	6.875	3,002,965
3,175,000	Corebridge Global Funding[1]	09/19/28	5.900	3,277,354
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,603,618
10,555,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	10,483,116
5,647,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	5,443,635
5,540,000	F&G Annuities & Life, Inc.	01/13/28	7.400	5,772,160
4,110,000	F&G Global Funding[1]	06/10/27	5.875	4,171,745
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%) (United Kingdom)[1,3]	04/01/41	6.625	4,732,101
6,260,000	GA Global Funding Trust[1]	09/23/27	4.400	6,170,209
3,485,000	Global Atlantic Finance Co.[1]	06/15/33	7.950	3,891,353
1,975,000	Global Atlantic Finance Co. (5- Year CMT Index + 3.608%)[1,3]	10/15/54	7.950	2,065,609
6,815,000	Guardian Life Global Funding[1]	09/26/29	4.179	6,636,861
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,591,521

BBH Income Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued) Insurance (continued)
$3,580,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%) (Germany)[1,3]	05/23/42	5.875%	$3,633,951
5,090,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	5,140,518
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,420,244
4,365,000	Protective Life Global Funding[1]	01/12/27	4.992	4,385,812
6,115,000	Protective Life Global Funding[1]	09/13/27	4.335	6,044,022
5,720,000	RenaissanceRe Holdings, Ltd. (Bermuda)	06/05/33	5.750	5,742,756
3,460,000	RGA Global Funding[1]	01/11/31	5.500	3,501,062
3,735,000	SiriusPoint, Ltd. (Sweden)	04/05/29	7.000	3,843,626
1,895,000	Stewart Information Services Corp.	11/15/31	3.600	1,663,088
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%) (Luxembourg)[1,3]	04/02/49	5.000	4,772,040
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	6,125,204
				138,509,573
	Investment Companies (4.8%)
2,172,000	BlackRock TCP Capital Corp.	05/30/29	6.950	2,261,851
4,320,000	Blackstone Private Credit Fund[1]	09/26/27	4.950	4,266,170
5,990,000	Blue Owl Credit Income Corp.[1]	03/15/30	5.800	5,921,821
2,560,000	Blue Owl Technology Finance Corp.[1]	06/30/25	6.750	2,566,064
2,585,000	Blue Owl Technology Finance Corp.[1]	03/15/28	6.100	2,594,174
1,635,000	CION Investment Corp.	02/11/26	4.500	1,593,821
5,725,000	Fairfax India Holdings Corp. (Canada)[1]	02/26/28	5.000	5,350,700
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,370,000
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,449,076
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,289,225
3,940,000	Golub Capital Private Credit Fund[1]	09/12/29	5.800	3,885,690
5,595,000	HA Sustainable Infrastructure Capital, Inc.[1]	07/01/34	6.375	5,446,265
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,860,676

BBH Income Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued) Investment Companies (continued)
$2,665,000	Morgan Stanley Direct Lending Fund	02/11/27	4.500%	$2,629,179
2,095,000	OFS Capital Corp.	02/10/26	4.750	2,049,434
7,360,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	7,125,429
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,957,191
3,050,000	Silver Point Specialty Credit Fund, L.P.[1,2]	11/04/26	4.000	2,845,040
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,725,810
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	2,982,251
				66,169,867
	Machinery-Diversified (0.7%)
2,275,000	CNH Industrial Capital LLC	04/10/28	4.550	2,252,115
2,450,000	CNH Industrial Capital LLC	01/12/29	5.500	2,494,439
4,710,000	John Deere Capital Corp.	03/07/31	4.900	4,727,544
				9,474,098
	Media (0.4%)
5,110,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	5,231,637

	Oil & Gas (0.3%)
4,480,000	Sunoco LP1	05/01/29	7.000	4,630,550

	Pharmaceuticals (0.6%)
730,000	Bausch Health Cos., Inc. (Canada)[1]	06/01/28	4.875	591,398
3,885,000	Bristol-Myers Squibb Co.	02/01/31	5.750	4,056,394
3,455,000	Novartis Capital Corp.	09/18/31	4.000	3,313,185
				7,960,977
	Pipelines (0.2%)
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,485,314

	Private Equity (0.3%)
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	2,000,707
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,034,644
				4,035,351

BBH Income Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued) Real Estate Investment Trusts (2.0%)
$3,340,000	American Tower Trust #1[1]	03/15/53	5.490%	$3,375,915
4,140,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	4,081,448
1,970,000	Arbor Realty Trust, Inc.[1]	03/15/27	4.500	1,775,766
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	4,949,267
2,955,000	Federal Realty OP LP	05/01/28	5.375	2,994,474
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,746,424
2,000,000	SBA Tower Trust1	11/15/52	6.599	2,048,847
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2 (Australia)[1]	02/12/25	3.500	1,379,408
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2 (Australia)[1]	01/28/26	3.625	1,923,133
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%) (Australia)[1,3]	09/24/80	5.125	1,311,431
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	2,005,586
				28,591,699
	Retail (0.5%)
3,563,000	Macy's Retail Holdings LLC[1]	03/15/30	5.875	3,427,237
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,143,694
				6,570,931
	Semiconductors (0.4%)
5,575,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250	5,533,051

	Total Corporate Bonds (Cost $501,676,566)			499,511,012

	Loan Participations and Assignments (11.5%)
3,321,500	AAdvantage Loyality IP, Ltd. (3- Month CME Term SOFR + 4.750%)[3]	04/20/28	9.305	3,399,356
3,135,000	A-AG US GSI Bidco, Inc. (3-Month CME Term SOFR + 5.000%)[3]	10/31/31	9.329	3,150,675
2,108,632	AL NGPL Holdings LLC (3-Month CME Term SOFR + 2.500%)[3]	04/13/28	6.788	2,116,540
2,957,023	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	9.979	1,862,925
5,591,764	Allspring Buyer LLC (3-Month CME Term SOFR + 3.000%)[3]	11/01/30	7.375	5,606,470

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$2,381,606	Athenahealth Group, Inc. (1-Month CME Term SOFR + 3.000%)[3]	02/15/29	7.312%	$2,382,344
1,770,180	Axalta Coating Systems US Holdings, Inc. Term B7 (3- Month CME Term SOFR + 1.750%)[3]	12/20/29	6.079	1,776,358
2,082,500	Bausch Health Companies, Inc. (1- Month CME Term SOFR + 5.250%) (Canada)[3]	02/01/27	9.662	2,017,713
2,731,262	BCP Renaissance Parent LLC Term B6 (3-Month CME Term SOFR + 3.000%)[3]	10/31/28	7.329	2,754,587
340,886	Buckeye Partners LP Term B5 (1- Month CME Term SOFR + 1.750%)[3]	11/01/26	6.062	340,780
3,593,768	Central Parent LLC (3-Month CME Term SOFR + 3.250%)3	07/06/29	7.579	3,426,945
11,367,500	Connect Finco S.a.r.l. (1-Month CME Term SOFR + 4.500%) (Luxembourg)[3]	09/27/29	8.812	9,861,306
4,518,571	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 1.750%) (Ireland)[3]	10/31/27	6.079	4,534,703
7,770,350	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[3]	04/03/28	9.562	7,775,866
1,553,374	Elanco Animal Health, Inc. (1- Month CME Term SOFR + 1.750%)[3]	08/01/27	6.187	1,552,116
3,306,713	EMRLD Borrower LP (3-Month CME Term SOFR + 2.500%)[3]	08/04/31	6.829	3,317,327
1,873,183	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month CME Term SOFR + 4.250%)[3]	08/18/28	8.840	1,873,183
1,550,805	Global Medical Response, Inc. (3- Month CME Term SOFR + 4.750%)[3]	10/31/28	9.040	1,554,465
3,460,000	Gloves Buyer, Inc.[3,7]	01/17/32	0.000	3,452,803
2,677,546	ILPEA Parent, Inc. (1-Month CME Term SOFR + 4.000%)[3]	06/22/28	8.320	2,670,852
3,851,100	INEOS Enterprises Holdings US Finco LLC Term B (3-Month CME Term SOFR + 3.750%)[3]	07/08/30	8.364	3,853,526

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$3,667,950	Iqvia, Inc. Term B4 (3-Month CME Term SOFR + 2.000%)[3]	01/02/31	6.329%	$3,692,415
5,598,426	Iridium Communications, Inc. Term B4 (1-Month CME Term SOFR + 2.250%)[3]	09/20/30	6.562	5,565,788
1,797,453	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME Term SOFR + 2.250%)[3]	05/05/28	6.562	1,802,198
5,197,010	LendingTree, Inc. Term B (1- Month CME Term SOFR + 4.000%)[3]	09/15/28	8.426	5,165,828
839,182	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[3]	06/01/28	10.312	838,879
3,739,637	Medline Borrower, LP (1-Month CME Term SOFR + 2.250%)[3]	10/23/28	6.562	3,755,755
5,850,338	Midcontinent Communications (1- Month CME Term SOFR + 2.500%)[3]	08/16/31	6.805	5,879,589
2,978,073	MIP V Waste LLC Term B1 (6- Month CME Term SOFR + 3.000%)[3]	12/08/28	7.427	2,992,963
6,379,871	MPH Acquisition Holdings LLC (3- Month CME Term SOFR + 4.250%)[3]	09/01/28	9.026	5,094,072
8,595,738	OCM System One Buyer CTB LLC (3-Month CME Term SOFR + 3.750%)[3]	03/02/28	8.079	8,638,717
6,697,622	Priority Holdings LLC (1-Month CME Term SOFR + 4.750%)[3]	05/16/31	9.062	6,714,366
4,441,910	Propulsion (BC) Newco LLC (3- Month CME Term SOFR + 3.250%)[3]	09/14/29	7.579	4,480,777
9,400,000	Rockpoint Gas Storage Partners LP (3-Month CME Term SOFR + 3.500%)[3]	09/18/31	7.985	9,447,000
711,677	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%) (Cayman Islands)[3]	10/20/27	8.043	724,132
3,187,013	Sotera Health Holdings LLC (1- Month CME Term SOFR + 3.250%)[3]	05/30/31	7.562	3,191,666

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$1,773,879	Starwood Property Mortgage LLC (1-Month CME Term SOFR + 2.250%)[3]	11/18/27	6.562%	$1,776,097
3,040,000	Terex Corp. (1-Month CME Term SOFR + 2.000%)[3]	10/08/31	6.312	3,054,653
3,733,540	Tidal Waste & Recycling Holdings LLC (3-Month CME Term SOFR + 3.500%)[3]	10/24/31	7.829	3,756,875
4,389,394	United AirLines, Inc. Term B (3-Month CME Term SOFR + 2.000%)[3]	02/22/31	6.297	4,397,997
9,490,000	Whirlpool Corp. (1-Month CME Term SOFR + 1.250%)[3]	09/23/25	5.662	9,478,612
	Total Loan Participations and Assignments (Cost $162,942,053)			159,729,219

	Municipal Bonds (0.1%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,132,234
	Total Municipal Bonds (Cost $1,645,000)			1,132,234

	Preferred Securities (2.1%)
79,000	Apollo Global Management, Inc. (5-Year CMT Index + 3.226%)[3]	09/15/53	7.625	2,125,890
215,000	CION Investment Corp.	12/30/29	7.500	5,345,781
99,600	Crescent Capital BDC, Inc.	05/25/26	5.000	2,440,200
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,077,438
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[3,6]		8.625	1,661,620
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,084,276
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,302,560
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,113,040
175,000	Trinity Capital, Inc.	03/30/29	7.875	4,420,500
	Total Preferred Securities (Cost $29,300,836)			28,571,305

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Residential Mortgage Backed Securities (0.0%)
$276,069	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750%	$257,658
	Total Residential Mortgage Backed Securities (Cost $274,177)			257,658

	U.S. Government Agency Obligations (3.7%)
47,200,000	Fannie Mae Discount Notes[5]	02/03/25	0.000	47,200,000
4,000,000	Federal Home Loan Bank Discount Notes[5]	02/03/25	0.000	4,000,000
	Total U.S. Government Agency Obligations (Cost $51,200,000)			51,200,000

	U.S. Treasury Bills (3.7%)
8,000,000	U.S. Treasury Bill[5]	02/04/25	0.000	7,999,059
9,100,000	U.S. Treasury Bill[5]	02/06/25	0.000	9,096,775
10,150,000	U.S. Treasury Bill[5]	02/18/25	0.000	10,132,053
8,500,000	U.S. Treasury Bill[5]	02/25/25	0.000	8,477,897
9,100,000	U.S. Treasury Bill[5]	03/06/25	0.000	9,066,712
3,750,000	U.S. Treasury Bill[5,8]	04/10/25	0.000	3,721,159
2,800,000	U.S. Treasury Bill[5,8]	07/17/25	0.000	2,747,065
	Total U.S. Treasury Bills (Cost $51,239,766)			51,240,720

	U.S. Treasury Bonds and Notes (19.8%)
66,050,000	U.S. Treasury Bond[8]	02/15/39	3.500	58,216,883
3,900,000	U.S. Treasury Bond	08/15/41	1.750	2,539,570
95,355,000	U.S. Treasury Bond	02/15/43	3.875	84,404,074
43,865,000	U.S. Treasury Bond	08/15/50	1.375	21,408,177
1,250,000	U.S. Treasury Bond	05/15/52	2.875	874,072
24,870,000	U.S. Treasury Bond	02/15/53	3.625	20,225,333
10,515,000	U.S. Treasury Bond	05/15/53	3.625	8,553,295
17,800,000	U.S. Treasury Note	07/31/31	4.125	17,494,063
3,000,000	U.S. Treasury Note[8]	05/15/33	3.375	2,767,031

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bonds and Notes (continued)
$31,475,000	U.S. Treasury Note	02/15/34	4.000%	$30,240,590
30,000,000	U.S. Treasury Note	08/15/34	3.875	28,457,813
	Total U.S. Treasury Bonds and Notes (Cost $287,977,542)			$275,180,901

Total Investments (Cost $1,453,692,458)[9]			103.3%	$1,435,396,315
Liabilities in Excess of Cash and Other Assets			(3.3)%	(45,383,793)
Net Assets			100.0%	$1,390,012,522

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2025 was $613,844,240 or 44.2% of net assets.
[2]	Security that used significant unobservable inputs to determine fair value.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2025 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	This term loan will settle after January 31, 2025, at which time the interest rate will be determined.
[8]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[9]	The aggregate cost of investments and derivatives for federal income tax purposes is $1,453,692,458, the aggregate gross unrealized appreciation is $12,963,281 and the aggregate gross unrealized depreciation is $36,746,041, resulting in net unrealized depreciation of $23,782,760.

Abbreviations:
ABS	−	Asset-Backed Security.
CFO	−	Collateralized Fund Obligation.
CLO	−	Collateralized Loan Obligation.
CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
REIT		Real Estate Investment Trust.
SOFR	−	Secured Overnight Financing Rate.

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Financial Futures Contracts

The following futures contracts were open at January 31, 2025:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/ (Loss)
Contracts to Buy:
U.S. Long Bond	266	March 2025	$31,045,109	$30,299,062	$(746,047)
U.S. Treasury 10-Year Notes	1,250	March 2025	137,155,946	136,054,688	(1,101,258)
U.S. Treasury 10-Year Ultra Bond	1,350	March 2025	152,364,453	150,356,250	(2,008,203)
U.S. Ultra Bond	400	March 2025	49,165,117	47,387,500	(1,777,617)
					$(5,633,125)
Contracts to Sell:
U.S. Treasury 5-Year Notes	399	March 2025	$42,596,367	$42,449,859	$146,508

Net Unrealized (Loss) on Open Futures Contracts					$(5,486,617)

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Fair Value Measurements

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2025
Asset Backed Securities	$–	$260,348,660	$14,036,155	$274,384,815
Commercial Mortgage Backed Securities	–	89,896,553	4,291,898	94,188,451
Corporate Bonds	–	490,475,511	9,035,501	499,511,012
Loan Participations and Assignments	–	159,729,219	–	159,729,219
Municipal Bonds	–	1,132,234	–	1,132,234
Preferred Securities	28,571,305	–	–	28,571,305
Residential Mortgage Backed Securities	–	257,658	–	257,658
U.S. Government Agency Obligations	–	51,200,000	–	51,200,000
U.S. Treasury Bills	–	51,240,720	–	51,240,720
U.S. Treasury Bonds and Notes	–	275,180,901	–	275,180,901
Total Investments, at value	$28,571,305	$1,379,461,456	$27,363,554	$1,435,396,315

Other Financial Instruments, at value
Financial Futures Contracts	$(5,486,617)	$–	$–	$(5,486,617)
Other Financial Instruments, at value	$(5,486,617)	$–	$–	$(5,486,617)

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2025:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2024	$14,428,279	$4,082,780	$8,964,135	$27,475,194
Purchases	–	–	–	–
Sales/Paydowns	(143,301)	–	–	(143,301)
Realized gains/(losses)	–	–	–	–
Change in unrealized appreciation/ (depreciation)	(248,823)	179,750	71,366	2,293
Amortization	–	29,368	–	29,368
Transfers from Level 3	–	–	–	–
Transfers to Level 3	–	–	–	–
Balance as of January 31, 2025	$14,036,155	$4,291,898	$9,035,501	$27,363,554

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of January 31, 2025, $7,883,266 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.